Label	Element	Value
Risk/Return:	oef_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2025
Registrant Name	dei_EntityRegistrantName	VIRTUS OPPORTUNITIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001005020
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 09, 2026
Document Effective Date	dei_DocumentEffectiveDate	Mar. 10, 2026
Entity Investment Company Type	dei_EntityInvCompanyType	N-1A